Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities	12 Months Ended
Jun. 30, 2025
Reconciliation Of Loss After Income Tax To Net Cash Used In Operating Activities
Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities

Note 26. Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities

Schedule of Reconciliation of (Loss)/profit After Income Tax to Net Cash Used in Operating Activities

	Consolidated
	30-Jun 2025	30-Jun-24	30-Jun-23
	A$	A$	A$

Loss after income tax expense for the year	(11,099,171)	(16,389,292)	(11,571,240)

Adjustments for:
Gain from sale of equipment	-	-	(16,137)
Fair value loss on investments	255,537	833,951	2,577,419
Amortization of financial liability	324,962	577,961	928,281
Depreciation	519,631	592,385	456,904
Impairment loss of financial assets	1,594,060	-	-
Management fee		-	(47,423)
Share based payments (Note 28)	(1,261,489)	335,669	780,235
Non-cash finance costs	5,315,063	(624,654)	(1,870,042)
Fair value loss on derivative liabilites	62,226
Foreign exchange movement on financial liability	359,725	226,908	24,883
Gain from sale of investment	(6,934,776)	(51,464)	-
Impairment and equity method loss of Snow Lake Resources	3,211,587	7,687,745	-
Share of loss - associates	-	1,975,595	6,254,759
Foreign exchange gain intercompany loans	(87,888)	201,545	(868,392)

Change in operating assets and liabilities:	-	-	-
Increase/(Decrease) in trade and other receivables	(37,292)	160,561	(96,579)
Increase in trade and other payables	137,446	806,322	363,655

Net cash used in operating activities	(7,640,379)	(3,666,768)	(3,083,677)